abrdn Funds

(the “Trust”)

abrdn EM SMA Completion Fund

(the “Fund”)

Supplement dated May 23, 2022 to the Fund’s Statutory Prospectus,

dated May 9, 2022, as supplemented to date (the “Prospectus”)

William Scholes, Investment Director, will be leaving abrdn on August 3, 2022 (the “Effective Date”). All references to William Scholes in the Prospectus will be deleted on the Effective Date.

On the Effective Date, the following will replace the Portfolio Managers table for the Fund in the section entitled, “Summary — abrdn EM SMA Completion Fund — Portfolio Managers” on page 3 of the Prospectus:

Name	Title	Served on the Fund Since
Devan Kaloo	Global Head of Public Markets	Inception
Joanne Irvine	Deputy Head of Global Emerging Markets	Inception
Gabriel Sacks, CFA®	Investment Director	Inception
Nick Robinson, CFA®	Senior Investment Director	Inception
Kristy Fong, CFA®	Senior Investment Director	Inception

On the Effective Date, the following will be added to the information for the Fund in the section entitled, “Fund Management — Portfolio Management” starting on page 10 of the Prospectus:

Portfolio Manager

Gabriel Sacks, CFA®, Investment Director

Gabriel Sacks is an Investment Director on the Asian equities team. Gabriel joined the company in 2008 on the Global Emerging Markets equity team in London before moving to Singapore in 2018. Gabriel graduated with an MA (Hons) in Land Economy from Selwyn College, Cambridge University and is a CFA Charterholder.

Nick Robinson, CFA®, Senior Investment Director

Nick Robinson is a Senior Investment Director on the Global Emerging Markets Equity team at abrdn. Nick joined the company in 2000 and spent eight years on the North American Equities team, including three years based in the US offices. In 2008 he joined the Global Emerging Markets Equity team. Nick relocated to São Paulo in 2009 to start Aberdeen’s operations in Brazil. In 2016 he returned to London. Nick graduated with an MSc in Chemistry from Lincoln College, Oxford and is a CFA charterholder.

Please retain this Supplement for future reference

abrdn Funds

(the “Trust”)

abrdn EM SMA Completion Fund

(the “Fund”)

Supplement dated May 23, 2022 to the Fund’s Statement of Additional Information,

dated May 9, 2022, as supplemented to date (the “SAI”)

William Scholes, Investment Director, will be leaving abrdn on August 3, 2022 (the “Effective Date”). All references to William Scholes in the SAI will be deleted on the Effective Date.

On the Effective Date, the following will replace the table in the section entitled “Investment Advisory and Other Services — Portfolio Managers” beginning on page 39 of the SAI:

Portfolio Manager	Dollar Range of Fund Shares Owned
Devan Kaloo	None
Joanne Irvine	None
Gabriel Sacks	None
Nick Robinson	None
Kristy Fong	None

On the Effective Date, the following will replace the table in Appendix A of the SAI under “OTHER MANAGED ACCOUNTS” beginning on page A-1:

Name of Portfolio Manager	Number of Other Accounts Managed by Each Portfolio Manager and Total Assets (in millions) by Category (as of March 31, 2022)
Devan Kaloo

Registered Investment Companies: 9 accounts, $6,555.79 total assets
Other Pooled Investment Vehicles: 17 accounts, $7,519.58 total assets
Other Accounts: 16 accounts, $5,224.51 total assets (4 accounts, $1,676.99 total assets of which the advisory fee is based on performance)

Joanne Irvine

Registered Investment Companies: 9 accounts, $6,555.79 total assets
Other Pooled Investment Vehicles: 17 accounts, $7,519.58 total assets
Other Accounts: 16 accounts, $5,224.51 total assets (4 accounts, $1,676.99 total assets of which the advisory fee is based on performance)

Gabriel Sacks

Registered Investment Companies: 9 accounts, $6,555.79 total assets
Other Pooled Investment Vehicles: 17 accounts, $7,519.58 total assets
Other Accounts: 16 accounts, $5,224.51 total assets (4 accounts, $1,676.99 total assets of which the advisory fee is based on performance)

Nick Robinson

Registered Investment Companies: 9 accounts, $6,555.79 total assets
Other Pooled Investment Vehicles: 17 accounts, $7,519.58 total assets
Other Accounts: 16 accounts, $5,224.51 total assets (4 accounts, $1,676.99 total assets of which the advisory fee is based on performance)

Kristy Fong

Registered Investment Companies: 14 accounts, $7,599.63 total assets
Other Pooled Investment Vehicles: 72 accounts, $28,969.59 total assets
Other Accounts: 64 accounts, $19,166.37 total assets (13 accounts, $6,052.09 total assets of which the advisory fee is based on performance)

Please retain this Supplement for future reference.